SUPPLEMENT DATED MAY 1, 2016
TO PROSPECTUS
DATED MAY 1, 2012
WRL XCELERATOR
WRL XCELERATOR FOCUS
Issued through
WRL Series Life Account
By
Transamerica Premier Life Insurance Company
(Formerly, Western Reserve Life Assurance Co. of Ohio)

NOTICE:  Effective with this mailing, we have made a change to your annual prospectus delivery.  This mailing includes underlying fund prospectuses for only those underlying funds in which you are invested.  If you decide to invest in a different underlying fund investment at any time, we will send the fund prospectus with the confirmation.
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The following information hereby supplements or amends, and to the extent is inconsistent replaces, certain information contained in your prospectus:

Range of Expenses for the Portfolios1, 2

The table below shows the lowest and highest total operating expenses charged by the portfolios during the fiscal year ended December 31, 2015.  Expenses of the portfolios may be higher or lower in the future.  More detail concerning each portfolio's fees and expenses is contained in the prospectus for each portfolio.

	Lowest	Highest
Total Annual Portfolio Operating Expenses (total of all expenses that are deducted from portfolio assets, including management fees, 12b-1 fees, and other expenses)	0.32%	1.84%
Net Annual Portfolio Operating Expenses (total of all expenses that are deducted from portfolio assets, including management fees, 12b-1 fees, and other expenses, after contractual waiver of fees and expenses)[3]	0.32%	1.68%

1 The portfolio expenses used to prepare this table were provided to Transamerica Premier by the funds. The expenses shown are those incurred for the year ended December 31, 2015. Current or future expenses may be greater or less than those shown.
2 The table showing the range of expenses for the portfolios takes into account the expenses of several Transamerica Series Trust asset allocation portfolios and the Franklin Founding Funds Allocation VIP Fund that are each a "fund of funds." A "fund of funds" portfolio typically allocates its assets, within predetermined percentage ranges, among certain other Fund portfolios and affiliated Fund portfolios (each such portfolio an "Acquired Fund"). Each "fund of funds" has its own set of operating expenses, as does each of the portfolios in which it invests. In determining the range of portfolio expenses, Transamerica Premier took into account the information received from those funds on the combined actual expenses for each "fund of funds" and for the portfolios in which it invests. The combined expense information includes the Acquired Fund (i.e., the underlying fund's) fees and expenses for the Transamerica Series Trust asset allocation portfolios and the Franklin Founding Funds Allocation VIP Fund. See the prospectuses for the Transamerica Series Trust and the Franklin Founding Funds Allocation VIP Fund for a presentation of all applicable Acquired Fund fees and expenses.
3 The range of Net Annual Portfolio Operating Expenses takes into account contractual arrangements for 24 portfolios that require a portfolio's investment adviser to reimburse or waive portfolio expenses until April 30, 2017.

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INVESTMENT OPTIONS
Please note the following changes to your investment options:

•	Transamerica Aegon Money Market VP was renamed Transamerica Aegon Government Money Market VP
•
Transamerica Vanguard ETF Portfolio – Balanced VP was renamed Transamerica Managed Risk - Balanced EFT VP and  Milliman Financial Risk Management LLC replaced Aegon USA Investment Management, LLC as sub-adviser of the portfolio.

•
Transamerica Vanguard ETF Portfolio – Growth VP was renamed Transamerica Managed Risk – Growth ETF VP and  Milliman Financial Risk Management LLC replaced Aegon USA Investment Management, LLC as sub-adviser to the portfolio.

•
Transamerica Aegon Active Asset Allocation – Conservative VP was renamed Transamerica QS Investors Active Asset Allocation – Conservative VP and QS Investors, LLC replaced Aegon USA Investment Management, LLC as sub-adviser to the portfolio.

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Transamerica Aegon Active Asset Allocation – Moderate Growth VP was renamed Transamerica QS Investors Active Asset Allocation – Moderate Growth VP and QS Investors, LLC replaced Aegon USA Investment Management, LLC as sub-adviser to the portfolio.

•
Transamerica Aegon Active Asset Allocation – Conservative VP was renamed Transamerica QS Investors Active Asset Allocation – Moderate VP and QS Investors, LLC replaced Aegon USA Investment Management, LLC as sub-adviser to the portfolio.

•
Transamerica Morgan Stanley Mid Cap Growth VP was renamed Transamerica Janus Mid-Cap Growth VP and Janus Capital Management LLC replaced Morgan Stanley Investment Management Inc. as sub-adviser to the portfolio.

•	ProFund VP Money Market fund was renamed and restructured as ProFund VP Government Money Market fund.

NOTE:  Effective on or about July 1, 2016, it is anticipated that J.P. Morgan Investment Management Inc. will replace Aegon USA Investment Management, LLC as sub-adviser to Transamerica Asset Allocation – Conservative VP; Transamerica Asset Allocation – Growth VP; Transamerica Asset Allocation – Moderate VP; Transamerica Asset Allocation – Moderate Growth VP; and Transamerica International Moderate Growth VP.
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Please replace the word "gender" with "sex" throughout the document.
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The following paragraph replaces the paragraph under "Tax Information" in your prospectus:

We intend the Policy to qualify as a life insurance contract under the Internal Revenue Code so that the death benefit generally should not be taxable income to the beneficiary.  If your Policy is not a Modified Endowment Contract ("MEC") you will generally not be taxed on the gain in the Policy unless you take a cash withdrawal in excess of your basis in the Policy.  The full amount of the loan will be treated as a distribution upon surrender and taxed accordingly.  This will also happen if you surrender your Policy with an outstanding loan with an excess in the basis in your Policy. If your Policy is a MEC, cash withdrawals, loans, assignments, and pledges are treated when made first as taxable income to you to the extent of gain then in the policy and then as non-taxable recovery of basis.  In addition, such gains may be subject to a 10% penalty tax if received before age 59½.  Please refer to the section of this prospectus entitled "Federal Income Tax Considerations" for more details.

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The following paragraph replaces the first paragraph under "Tax Consequences of Withdrawals, Surrenders and Loans" in your prospectus:

You may be subject to income tax if you take any withdrawals or surrender the Policy, or if your Policy lapses and you have not paid any outstanding Policy indebtedness.  If your Policy is a MEC, cash withdrawals, surrenders, assignments, pledges, and loans that you receive or make during the life of the Policy may be taxable and subject to a federal tax penalty equal to 10% of the taxable amount if taken prior to reaching age 59½ or older.  Note:  If you have not repaid a loan prior to surrender, the loan will be treated as a distribution upon surrender and taxed accordingly.  Other tax issues to consider when you own a life insurance policy are described in more detail in the section of this prospectus entitled "Federal Income Tax Considerations."

The following replaces the first sentence that includes the address of Transamerica Asset Management, Inc.  under "The Portfolios" following the portfolio listing:

Transamerica Asset Management, Inc. ("TAM"), located at 1801 California Street, Suite 5200, Denver, Colorado 80202-2642, serves as investment adviser to the Transamerica Series Trust ("Series Trust") and manages the Series Trust in accordance with policies and guidelines established by the Series Trust's Board of Trustees.
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The following replaces the information under "Portfolio Expenses" in your prospectus:
The value of each subaccount will reflect the fees and expenses paid and received by the corresponding portfolio – including, but not limited to – operating expenses and any 12b-1 fees.  Please see the fund prospectuses for more detailed information about the portfolios. Note:  The government money market portfolios may impose redemption fees during economic emergencies.  Please review carefully the government money market portfolio prospectuses.
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 The following is added to "Cash Withdrawals – Cash Withdrawal Conditions" in your prospectus:

A withdrawal from the Transamerica Government Money Market VP portfolio or the ProFund VP Government Money Market fund may be subject to a redemption fee.
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The following is added to "Tax Treatment of Policy Benefits" in your prospectus:
 Same Sex Relationships.  Same sex couples have the right to marry in all states.  The parties to each marriage that is valid under the law of any state will each be treated as a spouse as defined in this Policy or any Rider.  Individuals in other arrangements, such as, civil unions, registered domestic partnerships, or other similar arrangements, that are not recognized under the relevant state law will not be treated as married or as spouses as defined in the Policy.  Therefore, tax treatment of individuals who do not meet the definition of "spouse" have adverse tax consequences and/or may not be permissible.  Please consult a tax advisor for more information on this subject.
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The following is added under to the section entitled "Additional Information" and replaces the current Cyber Security information:
Cyber Security Risks

We rely heavily on interconnected computer systems and digital data to conduct our variable product business activities.  Because our variable product business is highly dependent upon the effective operation of our computer systems and those of our business partners, our business is potentially vulnerable to disruptions from utility outages and other problems, and susceptible to operational and information security risks resulting from information systems failure (e.g., hardware and software malfunctions) and cyber-attacks.  These risks include, among other things, the theft, misuse, corruption and destruction of data maintained online or digitally, interference with or denial of service, attacks on websites and other operational disruption and unauthorized release of confidential customer information.  Such systems failures and cyber-attacks affecting us, any third party administrator, the underlying fund portfolios, intermediaries and other affiliated or third-party service providers may adversely affect us and your cash value. For instance, cyber-attacks may:  interfere with our processing of Policy transactions, including the processing of orders from our website or with the underlying fund portfolios; cause the release and possible destruction of confidential customer or business information; impede order processing; subject us and/or our service providers and intermediaries to regulatory fines and financial losses; and/or cause reputational damage. Cyber security risks may also affect the issuers of securities in which the underlying fund portfolios invest, which may cause the underlying fund portfolios to lose value. There can be no assurance that we, the underlying fund portfolios or our service providers will avoid losses affecting your Policy that result from cyber-attacks or information security breaches in the future.
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Illustrations:
The information contained in both the explanation and "Hypothetical Illustrations" is out-of-date and should not be relied upon.

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For additional information, you may contact us at our administrative office at 1-800-851-9777, from 8:30a.m. – 7:00p.m., Eastern Time or visit our website at: www.premier.transamerica.com.  TCI serves as the principal underwriter for the Policies.  More information about TCI is available at http://www.finra.org  or by calling 1-800-289-9999.  You also can obtain an investor brochure from the Financial Regulatory Authority ("FINRA") describing its Public Disclosure Program.

PLEASE RETAIN THIS SUPPLEMENT WITH YOUR MAY 1, 2012 PRODUCT PROSPECTUS